NET LOSS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NET LOSS PER COMMON SHARE
Schedule of Computation of Earnings Per Share

	For the Three Months ended June 30, 2014	For the Three Months ended June 30, 2013	For the Six Months ended June 30, 2014	For the Six Months ended June 30, 2013
Numerator:
Net loss	$(3,840,338)	$(1,987,728)	$(6,953,161)	$(5,044,226)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	280,270,650	273,292,023	279,065,711	271,700,310

Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.02)

	For the year ended December 31, 2013	For the year ended December 31, 2012

Numerator:
Loss from continuing operations available to common stockholders	$(18,205,047)	$(51,776,676)
Loss from discontinued operations	$—	$(50,298)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	272,620,776	219,530,283

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.07)	$(0.24)
Loss from discontinued operations	$(0.00)	$(0.00)

Schedule of antidilutive securities excluded from computation diluted shares outstanding
	June 30, 2014	June 30, 2013
Common stock equivalents:
Stock options	32,900,000	33,200,000
Stock warrants	21,244,621	12,809,031
Convertible preferred stock	28,818,000	—
	82,962,621	46,009,031

	December 31, 2013	December 31, 2012
Common stock equivalents:
Stock options	32,900,000	35,298,000
Stock warrants	26,244,621	16,255,779
Convertible preferred stock	33,555,000	—

	92,699,621	51,553,779